SWK Holdings Corporation and Summary of Significant Accounting Policies (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Numerator:
Net income attributable to SWK Holdings Corporation Shareholders (in Dollars)	$ 1,392	$ 380	$ 2,849	$ 440	$ 12,862	$ (1,421)
Denominator:
Weighted-average shares outstanding	41,510	41,352	41,486	41,334	41,343	41,247
Effect of dilutive securities	79	59	73	70	97
Weighted-average diluted shares	41,589	41,411	41,559	41,404	41,440	41,247
Basic earnings per share (in Dollars per share)	$ 0.03	$ 0.01	$ 0.07	$ 0.01	$ 0.31	$ (0.03)
Diluted earnings per share (in Dollars per share)	$ 0.03	$ 0.01	$ 0.07	$ 0.01	$ 0.31	$ (0.03)